PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS [Text Block]

9. PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

a) Property and equipment

A summary of the Company's property and equipment is as follows:

	March 31, 2026	March 31, 2025
	$	$
Leasehold improvements	2,227,928	2,194,128
Furniture and fixtures	369,206	367,024
Computer equipment	6,659	6,659
Machinery and equipment	2,507,897	2,309,689
	5,111,690	4,877,500
Less: Accumulated depreciation	(2,812,340)	(2,211,900)
	2,299,350	2,665,600

In June 2024, as part of the acquisition of the new dispensary store (Note 4), the Company acquired furniture and fixtures as well as leasehold improvements with a fair value of $86,353 and estimated useful life of 5 years.

Total depreciation of property and equipment for the years ended March 31, 2026 was $611,088 (2025 - $585,120). During the years ended March 31, 2026, $480,443 (2025 - $477,591) of total depreciation was allocated to inventory.

During the year ended March 31, 2026, the Company did not record any gain or loss on the disposal of property and equipment. For the year ended March 31, 2025, the Company recognized a loss on disposal of property and equipment of $155,692.

b) Right-of-use assets

The Company's right-of-use assets result from its operating leases and consist of land and buildings used in the cultivation, processing, and warehousing of its products. During the year ended March 31, 2025, the Company recognized additional right-of-use assets of $1,221,143, related to the lease of the new dispensary store in South Reno, Nevada (Note 13).